Property and Equipment - Schedule of Property and Equipment (Details) (Parenthetical)	12 Months Ended
Jan. 31, 2016
Minimum [Member]
Property and equipment useful life	3 years
Maximum [Member]
Property and equipment useful life	7 years
Geology Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Geology Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years
Vehicles and Transportation Equipment [Member]
Property and equipment useful life	5 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property and equipment useful life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property and equipment useful life	7 years